Events After Reporting Date (Details) $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended
	Apr. 04, 2025 $ / shares shares	Mar. 10, 2025 $ / shares shares	Mar. 06, 2025 USD ($) $ / shares shares	Mar. 31, 2025 AED (د.إ)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2022 AED (د.إ)	Apr. 14, 2025 shares	Dec. 31, 2023 $ / shares shares
Events After Reporting Date [Line Items]
Ordinary shares | shares					30,000,000					30,000,000
Par value per share | $ / shares					$ 0.0001					$ 0.0001
Gross proceeds							د.إ 2,311
Subsequent Event [Member]
Events After Reporting Date [Line Items]
Cash repayments of advances and loans from related parties | د.إ				د.إ 22,500,000
Principle amount | د.إ				20,100,000
Interest expenses | د.إ				د.إ 2,400,000
Offering price per share | $ / shares			$ 4
Ordinary Shares [Member] | Subsequent Event [Member]
Events After Reporting Date [Line Items]
Ordinary shares | shares			3,875,000
Initial Public Offering [Member]
Events After Reporting Date [Line Items]
Price per share. | $ / shares			$ 4
Warrants [member] | Subsequent Event [Member]
Events After Reporting Date [Line Items]
Percentage of issued and outstanding	3.00%
Warrant price per share | $ / shares	$ 0.01
Ordinary Shares [Member] | Subsequent Event [Member]
Events After Reporting Date [Line Items]
Gross proceeds | $			$ 15.5
Warrant expired term		5 years
Ordinary Shares [Member] | Olimp Projects LLC [Member] | Subsequent Event [Member]
Events After Reporting Date [Line Items]
Ordinary shares | shares	131,748
Ordinary Shares [Member] | Art Alexander Balikin [Member] | Subsequent Event [Member]
Events After Reporting Date [Line Items]
Ordinary shares | shares									881,699
Ordinary Shares [Member] | Initial Public Offering [Member]
Events After Reporting Date [Line Items]
Par value per share | $ / shares			$ 0.0001
Ordinary Shares [Member] | Initial Public Offering [Member] | Subsequent Event [Member]
Events After Reporting Date [Line Items]
Ordinary shares | shares			3,875,000
Underwriter’s Warrants [Member] | Subsequent Event [Member]
Events After Reporting Date [Line Items]
Aggregate of ordinary shares | shares		232,500
Underwriter 's warrants price per share | $ / shares		$ 5